Note 6 - Committments (Details) (USD $)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended		85 Months Ended		1 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended	26 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended			6 Months Ended	22 Months Ended	3 Months Ended				3 Months Ended	6 Months Ended	19 Months Ended	6 Months Ended	3 Months Ended
	Dec. 31, 2013	Apr. 29, 2013	Oct. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2012	Sep. 30, 2012 Major University in Southern California [Member] Contract Research In Additional Compounds Covered Under Pending Patents [Member]	Feb. 28, 2014 Formulation Development [Member] Pennsylvania-based Clinical Research Organization [Member]	Dec. 31, 2011 First Installment [Member] CardioNova [Member]	Jun. 30, 2013 Second Installment [Member] CardioNova [Member]	Dec. 31, 2013 Existing And Expansion Office Space [Member] Minimum [Member] Monthly Rent [Member]	Dec. 31, 2013 Existing And Expansion Office Space [Member] Maximum [Member] Monthly Rent [Member]	Jun. 30, 2012 Existing And Expansion Office Space [Member]	Dec. 31, 2013 Existing And Expansion Office Space [Member] sqft	Dec. 31, 2013 Funding of Clinical Trials [Member]	Dec. 31, 2013 First Two Milestones [Member]	Jun. 30, 2014 Third Milestone [Member]	Dec. 31, 2013 Third Milestone [Member]	Jun. 30, 2014 Final Milestone [Member]	Jun. 30, 2014 Contract Research In Additional Compounds Covered Under Pending Patents [Member] Final Milestone [Member]	Jun. 30, 2014 Contract Research In Additional Compounds Covered Under Pending Patents [Member] Final Milestone [Member]	Feb. 28, 2014 Contract Research In Additional Compounds Covered Under Pending Patents [Member] Expected Cost [Member]	Jun. 30, 2014 Contract Research In Additional Compounds Covered Under Pending Patents [Member] Remaining Cost to be Recorded in Future Periods [Member]	Jun. 30, 2014 Contract Research In Additional Compounds Covered Under Pending Patents [Member] AUSTRALIA	Jun. 30, 2014 Contract Research In Additional Compounds Covered Under Pending Patents [Member]	Jun. 30, 2014 Contract Research In Additional Compounds Covered Under Pending Patents [Member]	Jun. 30, 2014 Contract Research In Additional Compounds Covered Under Pending Patents [Member]	Jun. 30, 2014 Remaining Cost to be Recorded in Future Periods [Member] RUSSIAN FEDERATION	Jun. 30, 2014 Remaining Cost to be Recorded in Future Periods [Member] Pennsylvania-based Clinical Research Organization [Member]	Oct. 31, 2011 Funding of Clinical Trials [Member] Joint Steering Committee, Atheronova and CardioNova [Member]	Dec. 31, 2013 First Two Milestones [Member]	Jun. 30, 2014 RUSSIAN FEDERATION	Jun. 30, 2014 RUSSIAN FEDERATION	Jun. 30, 2013 CardioNova [Member]	Jun. 30, 2014 Pennsylvania-based Clinical Research Organization [Member]	Jun. 30, 2014 Monthly Rent [Member]
Note 6 - Committments (Details) [Line Items]
Lease Term			66															69
Area of Real Estate Property (in Square Feet)																			1,930
Payments for Rent																$ 3,570	$ 4,053
Operating Leases, Rent Expense																			47,214
Contractual Obligation																																			3,800,000
Stock Issued During Period, Shares, New Issues (in Shares)	199,716	160,541												15,464	12,062					199,730		422,105																	27,526
Percentage of Achievement to Reach Third Milestone																					30.00%		80.00%	15.00%
Stock Issued During Period, Value, New Issues																					1,198,297	2,152,736
Share Price (in Dollars per share)											$ 7.90																									$ 6.00			$ 9.70
				155,074	1,198,297	1,137,097	1,198,297	2,369,009		2,369,009												982,024	1,170,712
Research and Development Expense				833,893	438,157	1,401,046	872,916	2,030,285	986,261	3,889,621															155,074	155,074	738,000	216,035	187,400	349,785	521,965	236,323	243,353	60,341			96,047	96,047		160,309	67,715
Proceeds from Issuance of Common Stock							267,047	787,048	2,061,787	5,366,503				150,000	117,000
Long-term Purchase Commitment, Amount												236,323	220,650																								339,400
Other Commitment																														$ 81,662	$ 81,662	$ 81,662